INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Current tax expenses	$ 4,941,092	$ 11,868,388	$ 17,417,528
Deferred tax (benefit) expenses	4,682,355	(151,843)	(85,302)
Total	$ 9,623,447	$ 11,716,545	$ 17,332,226